Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2024	409,264	(47,890)	361,374
— Additions	28,017	(1,556)	26,461
— Foreign currency translation differences	1,287	(55)	1,232
— Depreciation	-	(6,870)	(6,870)
Balance, June 30, 2025	438,568	(56,371)	382,197

Advances for Vessels Under Construction
An analysis of Advances for vessels under construction is as follows:

Advances for vessels under construction
Balance, December 31, 2024	-
— Additions	8,567
— Advances paid	3,472
— Capitalized expenses	375
— Foreign currency translation differences	334
Balance, June 30, 2025	12,748